PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2019
PERSONNEL EXPENSES
PERSONNEL EXPENSES

26.  PERSONNEL EXPENSES

The breakdown of personnel expenses is as follows:

	2017	2018	2019
Salaries and related benefits	7,821	8,077	7,945
Vacation pay, incentives, and other benefits	3,339	3,292	3,538
Pension benefit cost (Note 30)	1,700	1,120	840
LSA expense (Note 31)	255	161	290
Net periodic post-employment health care benefit cost (Note 30)	276	335	167
Other employee benefit cost (Note 30)	62	113	136
Other post-employment benefit cost (Note 30)	42	32	33
Others	34	48	63
Total	13,529	13,178	13,012

Refer to Note 32 for details of related parties transactions.